UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER 811-22684

Daxor Corporation

(Exact name of registrant as specified in charter)

350 Fifth Avenue, Suite 4740

New York, New York 10118

(Address of principal offices)(Zip code)

Michael Feldschuh, Daxor Corporation

350 Fifth Avenue, Suite 4740

New York, New York 10118

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: 212-330-8500

Date of Fiscal Year End: December 31, 2017

Date of Reporting Period: September 30, 2017

Item 1. Schedule of Investments

Daxor Corporation

Schedule of Investments

September 30, 2017 (Unaudited)

	Shares	Fair Value
COMMON STOCKS – (United States) – 85.66%

Banking – .44%
KeyCorp	3,400	$63,988

Investment Services – .01%
Motors Liquidation Company GUC Trust	100	$995

Materials – 2.90%
Direxion Daily Gold Miners Bull 3X ETF	2,925	$93,132
Enbridge Inc.	7,872	329,364
		$422,496

Utilities – 82.31%
Electric Utilities – 81.41%
American Electric Power Co. Inc.	6,000	$421,440
Avangrid, Inc.	7,000	331,940
Avista Corporation	7,000	362,390
CenterPoint Energy, Inc.	1,000	29,210
Centrus Energy Corp.	1	4
CMS Energy Corporation	16,000	741,120
DTE Energy Company	17,000	1,825,120
Duke Energy Corporation	500	41,960
Edison International	5,000	385,850
Entergy Corporation	5,500	419,980
Eversource Energy	20,000	1,208,800
Exelon Corporation	18,300	689,361
FirstEnergy Corp.	36,500	1,125,295
Great Plains Energy Incorporated	1,500	45,450
National Grid plc	8,707	546,016
NiSource, Inc.	19,000	486,210
PG&E Corporation	5,000	340,450
Pinnacle West Capital Corporation	3,000	253,680
PNM Resources, Inc.	35,500	1,430,650
WEC Energy Group, Inc.	1,128	70,816
Westar Energy, Inc.	14,500	719,200
Xcel Energy, Inc.	8,000	378,560
		$11,853,502

Natural Gas Utilities - .90%
Southwest Gas Holdings, Inc.	1,000	$77,620
United States Natural Gas	8,125	53,381
		131,001
Total Utilities		$11,984,503

Total Common Stock (Cost $4,159,156) – 85.66%		$12,471,982

2

Daxor Corporation

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Shares	Fair Value
Preferred Stocks – (United States) – 8.62%

Banking – 5.81%
Bank of America Corp 7.250% Series L	300	$390,441
Barclays Bank PLC ADR, 8.125% Series 5 Callable	2,500	66,375
Deutsche Bank Contingent Capital Trust III Preferred, Div 7.60%	10,000	260,900
Goldman Sachs Group, 6.20% Series B Callable	1,000	26,260
Wells Fargo Company, 8.00 % Series J Non-Cumulative	4,000	102,000
		$845,976

Electric Utilities – 2.81%
Duquesne Light Co Preferred, 3.75% Callable	400	$18,700
Pacific Gas & Electric, 6% Series A	4,200	133,980
Pacific Gas & Electric, 5% Series D	1,000	26,220
Pacific Gas & Electric, 5% Series E	1,100	29,414
Southern California Edison, 4.32% Callable	5,500	137,500
Southern California Edison, 4.78% Callable	2,500	63,675
		$409,489

Total Preferred Stock (Cost $780,334) – 8.62%	$1,255,465

Total Investment in Securities (Cost $4,939,491) – 94.28%	$13,727,447

Investment in Operating Division (Cost $3,547,013) – (United States) – 34.97%	$5,092,420

Receivable from Broker-Restricted Cash (a) – 10.47%	$1,523,917
Other Assets – 1.85%	$269,073

Total Assets – 141.57%	$20,612,857
Total Liabilities – (41.57%)	(6,052,541)
Net Assets – 100%	$14,560,316

3

Daxor Corporation

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

At September 30, 2017, the net unrealized appreciation based on cost for financial reporting purposes of $8,787,957 was as follows:

Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost	$8,956,729
Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value	(168.772)
Net unrealized appreciation	$8,787,957

Daxor Corporation

Portfolio Analysis

September 30, 2017 (Unaudited)

Percentage of Net Assets
Common Stock

Banking	0.44%

Investment Services	0.01%

Materials	2.90%

Electric Utilities	81.41%

Natural Gas Utilities	0.90%

Total Common Stock	85.66%

Preferred Stock

Banking	5.81%

Electric Utilities	2.81%

Total Preferred Stock	8.62%

Total Investment in Securities	94.28%

Daxor Corporation

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Name of Issuer	Number of Shares in Short Position at 09/30/2017	Fair Value of Short Position at 09/30/2017
Securities Sold Short (United States) – (10.54%)

Intuitive Surgical, Inc.	(400)	$(418,352)
KB Home	(2,500)	(60,300)
Simon Property Group, Inc.	(5,500)	(885,555)
Tesla, Inc.	(500)	(170,550)
Total Securities Sold Short – (proceeds 1,072,838) - (10.54%)		$(1,534,757)

Restricted Cash (a) – 10.47%		$1,523,917

Restricted Cash, Net of Securities Sold Short - (.07%)		$(10,840)

4

Daxor Corporation

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Name of Issuer	Number of Contracts	Strike Price	Expiration Date	Fair Value
Open Options Written – (United States) – (.15%)

Call Options Written – (United States) - (.03%)
DTE Energy Company	(30)	115	1/19/2018	$(1,853)
Eversource Energy	(20)	65	1/19/2018	(544)
FirstEnergy Corp.	(25)	33	1/19/2018	(861)
PNM Resources, Inc.	(10)	40	11/17/2017	(1,077)
Xcel Energy, Inc.	(20)	50	12/15/2017	(456)
Total Call Options Written (proceeds $8,004)				$(4,791)

Name of Issuer	Number of Contracts	Strike Price	Expiration Date	Fair Value
Put Options Written – (United States ) – (.12%)
Intuitive Surgical, Inc.	(4)	1,040	10/20/2017	$(9,998)
KB Home	(20)	22	10/20/2017	(140)
Simon Property Group, Inc.	(5)	145	10/20/2017	(128)
Simon Property Group, Inc.	(50)	155	10/20/2017	(5,800)
Tesla, Inc.	(5)	305	10/20/2017	(1,140)
Total Put Options Written (proceeds $26,595)				$(17,206)

Total Call and Put Options Written-(proceeds $34,599) – (.15%)				$(21,997)

Margin loans payable (b) – (30.19%)				$(4,396,219)

Securities borrowed at fair value (proceeds $1,072,838) – (10.54%)				$(1,534,757)

Other Liabilities – (.68%)				$(99,568)

Total Liabilities – (41.57%)				$(6,052,541)

5

Daxor Corporation

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

The Company carried its investments in securities, securities borrowed and call and put options at fair value and utilizes various methods to measure the fair value of its investments on a recurring basis. Fair value is an estimate of the exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants (i.e., the exit price at the measurement date). Fair value measurements are not adjusted for transaction costs. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Company has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for an asset or liability, to the extent relevant observable inputs are not available, representing the Company’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investments in securities, securities borrowed and put and call options that are freely traded and are listed on a national securities exchange are valued at the last reported sales price on the last business day of the year; securities traded on the over-the-counter market and listed securities for which no sale was reported on that date are valued at the mean between the last reported bid and asked prices.

The following tables summarize the inputs used as of September 30, 2017 for the Corporation’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$12,471,982	$-	$-	$12,471,982
Preferred Stocks	1,255,465	-	-	1,255,465
Investment in Operating Division	-	-	5,092,420	5,092,420
Total	$13,727,447	$-	$5,092,420	$18,819,867

Liabilities	Level 1	Level 2	Level 3	Total
Securities borrowed at fair value	$1,534,757	-	-	$1,534,757
Call and Put Options	$21,997	$-	$-	$21,997

The Company establishes valuation processes and procedures to ensure that the valuation techniques for investments that are categorized within Level 3 of the fair value hierarchy are fair, consistent, and verifiable. At September 30, 2017, Level 3 investments consist solely of the Company’s investment in its wholly owned Operating Division at fair value. The Company’s Audit Committee oversees the valuation process of the Company’s Level 3 investments. The Audit Committee is comprised of members of the Company’s Board of Directors and is responsible for the valuation processes and procedures and evaluating the overall fairness and consistent application of the valuation policies. For this valuation process the Audit Committee meets semi-annually or as needed, and in conjunction with reports from an independent valuation company determines the valuations of the Company’s Level 3 investments. Valuations determined by the Audit Committee are required to be supported by the independent valuation company whose reports may include information such as market data, third-party pricing sources, industry accepted pricing models, counterparty prices, or other appropriate methods. On an annual basis, the Company engages the services of an independent valuation company to perform an independent review of the valuation of the Company’s investment in its wholly owned Operating Division, and may adjust its valuations based on the recommendations from the valuation firm.

6

Daxor Corporation

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

The Company’s Level 3 asset consists of its investment in its wholly owned Operating Division at fair value and requires significant judgment due to the absence of quoted market prices, inherent lack of liquidity, heavy reliance on Level 3 inputs, and the long-term nature of such investments. Since its inception, the Operating Division has not generated significant revenue and has incurred substantial operating losses. Due to these substantial losses, the Operating Division has been completely dependent on funding from the Company to sustain its operations. Investment in Operating Division is primarily located in Oak Ridge, Tennessee and was initially valued at transaction value for identified assets (property and equipment, land, buildings and laboratory equipment), less accumulated depreciation adjusted for investment in/advances to operating division, business operations and activity and realized losses. Based on Company initiatives commencing in 2016 related to potential partnerships, joint ventures, product development, marketing and other operations of the Operating Division, the Company hired an independent valuation company to perform a valuation of the Operating Division. The independent valuation company performed valuations using the Income Approach and Market Approaches as defined in SFAS 157 (ASC 820). Based on the valuation approaches, the valuation ranges were $4,400,000 to $5,400,000 for the Income Approach. In determining the Income Approach value range the Gordon Growth Model valuation technique was used with discount rates ranging from 20.0% to 21.0% and long-term growth rates ranging from 2.5% to 3.5%. Significant increases (decreases) in these unobservable inputs in isolation could result in significant changes in fair value measurements. The Income Approach was weighted 100% given the current financial performance and expectations as to longer-term revenue growth and profitability less current period depreciation resulting in an adjusted midpoint value of $5,092,420.

Securities valuation policies and other investment related disclosures will be incorporated by reference to the annual report to be filed with the Securities and Exchange Commission on Form N-CSR.

* Refer to the Schedule of Investments for industry classifications for common and preferred stock.

(a) Restricted cash held by Company’s brokers to satisfy margin requirements.

(b) Short-Term debt due to brokers secured by the Company’s investments in marketable securities.

7

ITEM 2. CONTROLS AND PROCEDURES

(a) The Chief Executive Officer and the Chief Financial Officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit A.

8

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Daxor Corporation

By (Signature and Title)		/s/ Michael Feldschuh
	BY:	Michael Feldschuh
	ITS:	President
(President/Chief Executive Officer/Principal Executive Officer)

Date: November 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the

Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ John Wilkens
	BY:	John WIlkens
	ITS:	Chief Financial Officer
(Principal Financial Officer/Principal Accounting Officer)

Date: November 28, 2017

9